Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares			3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)			902,806
Granted (in shares)			68,380
Exercised (in shares)			(156,527)
Outstanding at end of period (in shares)	814,659	902,806	814,659
Exercisable at end of period (in shares)	575,646		575,646
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share)			$ 142.96
Granted (in USD per share)			325.51
Exercised (in USD per share)			104.48
Outstanding at end of period (in USD per share)	$ 165.67	$ 142.96	165.67
Exercisable at end of period (in USD per share)	$ 132.89		$ 132.89
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 8 months 23 days	4 years 5 months 1 day
Weighted average contractual term of options exercisable	4 years